Cash cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2023
Cash, Cash Equivalents And Restricted Cash

13. Cash, cash equivalents and restricted cash

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Cash on hand	41	41
Cash at bank	87	2,325
Restricted cash at bank(1)	167	167
Cash, cash equivalents and restricted cash per consolidated statements of cash flow	295	2,533

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(1) This related to cash deposits in the bank accounts that are frozen by court order as Chutian was subject to multiple legal proceedings, administrative proceedings, claims and other litigation as a result of overdue payments to service providers and loans payable to the lenders.